Financial Instruments Per Category - Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note (Parenthetical) (Details) - Events After Reporting Period	Mar. 23, 2024 $ / shares
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Disclosure of detailed information about financial instruments [line items]
Convertible notes, Initial conversion price per ordinary share or ADS	$ 2.41
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Disclosure of detailed information about financial instruments [line items]
Convertible notes, Initial conversion price per ordinary share or ADS	$ 2.52